Marketable Securities (Schedule of Reconciliation of Marketable Securities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Balance	[1]	$ 61,125
Purchases of marketable securities		6,558	$ 15,604	$ 41,670
Discount on marketable securities, net		(244)	(144)	(32)
Proceeds from maturity of marketable securities		(16,629)	(1,997)	$ (7,750)
Balance	[1]	$ 50,810	$ 61,125

[1]	Including accrued interest in the amount of US$ 538 thousand and US$ 412 thousand as of December 31, 2019 and 2020, respectively.